Taxation (Details) - Schedule of Deferred Tax Assets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets
Net operating loss carry forwards	$ 776,310	$ 574,840
Allowance for credit losses	6
Less: valuation allowances	(776,316)	(574,840)
Total deferred tax assets
Deferred tax liabilities
Operating lease liabilities	(748)
Right-of-use assets	902
Total deferred tax liabilities	$ 154